ALPS Series Trust

Supplement dated April 9, 2014

to the Summary Prospectus for the Insignia Macro Fund Prospectus (the “Summary Prospectus”) and the Prospectus for the Insignia Macro Fund (the “Prospectus”) each dated December 19, 2013, as supplemented from time to time

Effective immediately, the first paragraph in the section titled “Purchase and Sale of Fund Shares” of the Summary Prospectus and Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund offers investors two Classes of shares: Classes A and I. The minimum investment in Class A shares is $2,500. The minimum investment in Class I shares is $250,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

Effective immediately, the first paragraph in the section titled “Investment Minimums” found on page 32 of the Prospectus is hereby deleted and replaced in its entirety with the following:

The Fund offers investors two Classes of shares: Class A and Class I. The minimum investment in Class A shares is $2,500. The minimum investment in Class I shares is $250,000. Investors generally may meet the minimum investment amount for the by aggregating multiple accounts within the Fund if desired and if allowed by the relevant intermediary. There is no subsequent investment minimum.

Effective immediately, the header paragraph of the Summary Prospectus is hereby deleted and replaced in its entirety with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at http://www.insigniafunds.com/regulatory-reports.php. You can also get this information at no cost by calling (855) 674-4642. The Fund’s Prospectus and Statement of Additional Information, both dated December 19, 2013, are incorporated by reference into this Summary Prospectus.

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Investors Should Retain This Supplement for Future Reference